Earnings Per Share - Reconciliation of Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Earnings attributable to common shareholders	$ 1,338	$ 5,689
Less: Dividends declared on preference shares	(3)	(2)
Earnings used in consolidated earnings per share	1,335	5,687
Less: Loss (earnings) from discontinued operations, net of tax	53	(2)
Earnings used in earnings per share from continuing operations	$ 1,388	$ 5,685